Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 3, 2011
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 3, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

Aberdeen Asia Bond Institutional Fund (Prospectus Summary): | Aberdeen Asia Bond Institutional Fund
Aberdeen Asia Bond Institutional Fund

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information dated February 28, 2011.

The following replaces the contact information on pages 73, 77, 81 and 84 of the Statutory Prospectus for obtaining performance information for the Aberdeen Asia Bond Institutional Fund, Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen Emerging Markets Institutional Fund and Aberdeen International Equity Institutional Fund, respectively (collectively, the “Institutional Funds”):

For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919.

THIS SUPPLEMENT IS DATED June 3, 2011

Please keep this supplement for future reference

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Aberdeen Asia Bond Institutional Fund (Prospectus Summary): | Aberdeen Asia Bond Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Asia Bond Institutional Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information dated February 28, 2011.

The following replaces the contact information on pages 73, 77, 81 and 84 of the Statutory Prospectus for obtaining performance information for the Aberdeen Asia Bond Institutional Fund, Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen Emerging Markets Institutional Fund and Aberdeen International Equity Institutional Fund, respectively (collectively, the “Institutional Funds”):

For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919.

THIS SUPPLEMENT IS DATED June 3, 2011

Please keep this supplement for future reference

Aberdeen International Equity Institutional Fund (Prospectus Summary): | Aberdeen International Equity Institutional Fund
Aberdeen International Equity Institutional Fund

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information dated February 28, 2011.

The following replaces the contact information on pages 73, 77, 81 and 84 of the Statutory Prospectus for obtaining performance information for the Aberdeen Asia Bond Institutional Fund, Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen Emerging Markets Institutional Fund and Aberdeen International Equity Institutional Fund, respectively (collectively, the “Institutional Funds”):

For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919.

THIS SUPPLEMENT IS DATED June 3, 2011

Please keep this supplement for future reference

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Aberdeen International Equity Institutional Fund (Prospectus Summary): | Aberdeen International Equity Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen International Equity Institutional Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information dated February 28, 2011.

The following replaces the contact information on pages 73, 77, 81 and 84 of the Statutory Prospectus for obtaining performance information for the Aberdeen Asia Bond Institutional Fund, Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen Emerging Markets Institutional Fund and Aberdeen International Equity Institutional Fund, respectively (collectively, the “Institutional Funds”):

For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919.

THIS SUPPLEMENT IS DATED June 3, 2011

Please keep this supplement for future reference

Aberdeen Emerging Markets Institutional Fund (Prospectus Summary): | Aberdeen Emerging Markets Institutional Fund
Aberdeen Emerging Markets Institutional Fund

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information dated February 28, 2011.

The following replaces the contact information on pages 73, 77, 81 and 84 of the Statutory Prospectus for obtaining performance information for the Aberdeen Asia Bond Institutional Fund, Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen Emerging Markets Institutional Fund and Aberdeen International Equity Institutional Fund, respectively (collectively, the “Institutional Funds”):

For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919.

THIS SUPPLEMENT IS DATED June 3, 2011

Please keep this supplement for future reference

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Aberdeen Emerging Markets Institutional Fund (Prospectus Summary): | Aberdeen Emerging Markets Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Institutional Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information dated February 28, 2011.

The following replaces the contact information on pages 73, 77, 81 and 84 of the Statutory Prospectus for obtaining performance information for the Aberdeen Asia Bond Institutional Fund, Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen Emerging Markets Institutional Fund and Aberdeen International Equity Institutional Fund, respectively (collectively, the “Institutional Funds”):

For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919.

THIS SUPPLEMENT IS DATED June 3, 2011

Please keep this supplement for future reference

Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund (Prospectus Summary): | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund
Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information dated February 28, 2011.

The following replaces the contact information on pages 73, 77, 81 and 84 of the Statutory Prospectus for obtaining performance information for the Aberdeen Asia Bond Institutional Fund, Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen Emerging Markets Institutional Fund and Aberdeen International Equity Institutional Fund, respectively (collectively, the “Institutional Funds”):

For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919.

THIS SUPPLEMENT IS DATED June 3, 2011

Please keep this supplement for future reference

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund (Prospectus Summary): | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information dated February 28, 2011.

The following replaces the contact information on pages 73, 77, 81 and 84 of the Statutory Prospectus for obtaining performance information for the Aberdeen Asia Bond Institutional Fund, Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen Emerging Markets Institutional Fund and Aberdeen International Equity Institutional Fund, respectively (collectively, the “Institutional Funds”):

For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919.

THIS SUPPLEMENT IS DATED June 3, 2011

Please keep this supplement for future reference